DEBT AND CONVERTIBLE LOAN PAYABLE (Details 1) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument, Unamortized Debt Issue Costs [Roll Forward]
Debt discount, beginning of period	$ 7,473	$ 0
Additional debt discount	0	10,000
Amortization of debt discount	(7,473)	(2,527)
Debt discount, end of period	$ 0	$ 7,473	$ 0